Financial Investments	12 Months Ended
Dec. 31, 2017
Financial Investments

18. FINANCIAL INVESTMENTS

	2017	2016
	£m	£m
Loans and receivables securities	2,180	257
Debt securities:
– Available-for-sale	8,772	10,449
– Held-to-maturity	6,578	6,648
Available-for-sale equity securities	81	112
	17,611	17,466

A significant portion of the debt securities are held in our eligible liquidity pool and consist mainly of government bonds and covered bonds. Detailed disclosures can be found in the ‘Liquidity risk’ section of the Risk review.

Santander UK Group Holdings plc [member]
Financial Investments	5. FINANCIAL INVESTMENTS These consist of investments in subordinated notes and have a maturity greater than 10 years.